Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Principal		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 4.8%
	AGENCY COLLATERAL CMO - 1.0%
$ 1,369,569	Fannie Mae REMICS	3.0000	7/25/2042	$ 28,010
1,019,746	Fannie Mae REMICS	3.0000	1/25/2043	20,804
804,130	Fannie Mae REMICS	3.5000	3/25/2047	66,686
600,490	Fannie Mae REMICS	3.5000	8/25/2049	37,911
970,523	Fannie Mae REMICS	4.0000	7/25/2049	70,383
				223,794
	RETAIL - 2.6%
500,000	GameStop Corp. ^	6.7500	3/15/2021	399,062
1,415,000	Men's Wearhouse, Inc.	7.0000	7/1/2022	217,224
				616,286
	TELECOMMUNICATIONS - 1.2%
360,000	Frontier Communications Corp. (a)#	6.8750	1/15/2025	108,488
500,000	Frontier Communications Corp. (a)#	10.5000	9/15/2022	174,258
				282,746
	TOTAL BONDS (Cost $3,182,989)			1,122,826

	MUNICIPAL BONDS - 14.6%
	PUERTO RICO - 13.7%
95,000	Commonwealth of Puerto Rico #	4.7500	7/1/2030	61,038
40,000	Commonwealth of Puerto Rico #	5.0000	7/1/2023	27,850
225,000	Commonwealth of Puerto Rico #	5.0000	7/1/2024	158,344
125,000	Commonwealth of Puerto Rico #	5.0000	7/1/2025	87,969
120,000	Commonwealth of Puerto Rico #	5.0000	7/1/2029	83,125
75,000	Commonwealth of Puerto Rico #	5.0000	7/1/2031	52,031
135,000	Commonwealth of Puerto Rico #	5.0000	7/1/2033	87,750
140,000	Commonwealth of Puerto Rico #	5.0000	7/1/2034	98,525
195,000	Commonwealth of Puerto Rico (a)#	5.1250	7/1/2037	125,531
25,000	Commonwealth of Puerto Rico #	5.7500	7/1/2028	16,469
145,000	Commonwealth of Puerto Rico (a)#	5.7500	7/1/2038	100,050
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	4.9000	7/1/2020	50,000
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (a)	5.0000	7/1/2022	52,375
200,000	Puerto Rico Electric Power Authority (a)#	3.7500	7/1/2022	135,250
70,000	Puerto Rico Electric Power Authority (a)~	4.1000	7/1/2019	46,813
100,000	Puerto Rico Electric Power Authority (a)#	4.2500	7/1/2021	69,000
130,000	Puerto Rico Electric Power Authority #	4.2500	7/1/2023	89,700
145,000	Puerto Rico Electric Power Authority (a)#	4.7500	7/1/2026	100,413
220,000	Puerto Rico Electric Power Authority #	4.8000	7/1/2027	152,350
65,000	Puerto Rico Electric Power Authority	5.0000	7/1/2020	45,175
25,000	Puerto Rico Electric Power Authority #	5.0000	7/1/2023	17,438
20,000	Puerto Rico Electric Power Authority #	5.0000	7/1/2024	13,950
205,000	Puerto Rico Electric Power Authority #	5.0000	7/1/2025	142,988
25,000	Puerto Rico Electric Power Authority (a)#	5.0000	7/1/2026	25,001
30,000	Puerto Rico Electric Power Authority #	5.0000	7/1/2026	20,925
105,000	Puerto Rico Electric Power Authority #	5.0000	7/1/2027	73,237
80,000	Puerto Rico Electric Power Authority (a)#	5.0000	7/1/2027	55,800
50,000	Puerto Rico Electric Power Authority #	5.0000	7/1/2028	34,875
85,000	Puerto Rico Electric Power Authority (a)#	5.0000	7/1/2029	59,287
25,000	Puerto Rico Electric Power Authority (a)#	5.0000	7/1/2037	17,437
65,000	Puerto Rico Electric Power Authority (a)#	5.0500	7/1/2042	45,337
35,000	Puerto Rico Electric Power Authority #	5.2500	7/1/2021	24,500
50,000	Puerto Rico Electric Power Authority (a)#	5.2500	7/1/2024	35,000
35,000	Puerto Rico Electric Power Authority #	5.2500	7/1/2025	24,500
90,000	Puerto Rico Electric Power Authority #	5.2500	7/1/2027	63,000
55,000	Puerto Rico Electric Power Authority #	5.2500	7/1/2028	38,500
40,000	Puerto Rico Electric Power Authority #	5.2500	7/1/2033	28,000
70,000	Puerto Rico Electric Power Authority (a)#	5.2500	7/1/2035	49,000
140,000	Puerto Rico Electric Power Authority #	5.2500	7/1/2040	98,000
50,000	Puerto Rico Electric Power Authority #	5.4000	7/1/2028	34,375
40,000	Puerto Rico Electric Power Authority #	5.5000	7/1/2021	28,100
100,000	Puerto Rico Public Buildings Authority #	5.3750	7/1/2028	77,625
585,000	University of Puerto Rico (a)	5.0000	6/1/2021	577,687
25,000	University of Puerto Rico (a)	5.0000	6/1/2022	24,656
				3,248,976
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS - 14.6% (Continued)
	NEVADA - 0.9%
$ 350,000	State of Nevada Department of Business & Industry	0.0000	1/1/2027	$ 208,677

	TOTAL MUNICIPAL BONDS (Cost $3,596,345)			3,457,653

Shares
	CLOSED-END FUNDS - 9.8%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.			76,200
17,134	Ares Dynamic Credit Allocation Fund, Inc. (a)			204,409
20,000	Eaton Vance Limited Duration Income Fund (a)			225,400
40,000	Eaton Vance Senior Income Trust (a)			213,200
22,463	First Trust High Income Long/Short Fund (a)			298,084
30,045	Invesco Dynamic Credit Opportunities Fund (a)			267,401
44,586	Invesco Senior Income Trust (a)			154,268
20,280	Nuveen Real Asset Income and Growth Fund (a)			236,870
20,000	PGIM Global High Yield Fund, Inc. (a)			254,400
30,000	PGIM High Yield Bond Fund, Inc. (a)			396,900
	TOTAL CLOSED-END FUNDS (Cost $2,867,425)			2,327,132

	COMMON STOCKS - 78.6%
	AUTO MANUFACTURERS - 10.5%
14,818	Fiat Chrysler Automobiles NV *(b)			151,736
210,400	Ford Motor Co. (a)(c)			1,279,232
30,000	Renault SA *			150,600
136,000	Tata Motors Ltd. (a)*			893,520
				2,475,088
	BANKS - 6.9%
40,000	Barclays PLC - ADR (a)(c)			226,400
5,000	Citigroup, Inc. (c)			255,500
167,500	ING Groep NV - ADR (a)			1,155,750
				1,637,650
	BIOTECHNOLOGY - 3.4%
3,000	Biogen, Inc. (a)*(d)			802,650

	BUILDING MATERIALS - 6.5%
537,636	Cemex SAB de CV - ADR (a)			1,548,392

	BUSINESS DEVELOPMENT COMPANIES - 1.5%
25,000	Ares Capital Corp. (a)			361,250

	COMMERCIAL SERVICES - 2.8%
5,000	Macquarie Infrastructure Corp. (a)			153,450
7,500	ManpowerGroup, Inc. (a)			515,625
				669,075
	DISTRIBUTION/WHOLESALE - 0.6%
5,000	Triton International Ltd. (a)(c)			151,200

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
500	Ally Financial, Inc. (d)			9,915
16,900	Capital One Financial Corp. (a)(c)			1,057,771
7,000	Discover Financial Services (a)			350,630
				1,418,316
	ENGINEERING & CONSTRUCTION - 2.6%
50,000	Fluor Corp. (a)(c)			604,000

	HOME BUILDERS - 3.2%
700	PulteGroup, Inc. (a)			23,821
5,000	Thor Industries, Inc. (a)			532,650
6,000	Toll Brothers, Inc. (a)			195,540
				752,011
	HOUSEWARES - 1.7%
25,929	Newell Brands, Inc. (a)			411,753

	INSURANCE - 4.0%
30,000	American International Group, Inc. (a)(c)			935,400

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCKS - 78.6% (Continued)
	INTERNET - 4.6%
13,100	Expedia Group, Inc. (a)			$ 1,076,820

	LEISURE TIME - 4.5%
11,600	Polaris Industries, Inc. (a)			1,073,580

	MACHINERY - CONSTRUCTION & MINING - 1.5%
5,000	Oshkosh Corp. (a)(c)			358,100

	OIL & GAS - 1.6%
10,000	Marathon Petroleum Corp. (a)			373,800

	PHARMACEUTICALS - 5.0%
10,000	Cardinal Health, Inc. (c)			521,900
10,000	CVS Health Corp. (a)(c)			649,700
				1,171,600
	PIPELINES - 6.2%
20,000	Enbridge, Inc. (a)			608,400
20,000	TC Energy Corp. (a)			857,200
				1,465,600
	REAL ESTATE - 2.2%
5,000	Jones Lang LaSalle, Inc. (a)			517,300

	RETAIL - 1.1%
60,000	GameStop Corp. (a)*			260,400

	TELECOMMUNICATIONS - 1.1%
10,000	Millicom International Cellular SA (a)			261,500

	TEXTILES - 1.1%
2,500	Mohawk Industries, Inc. (a)*			254,400

	TOTAL COMMON STOCKS (Cost $30,021,441)			18,579,885

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.9%
20,000	AGNC Investment Corp.			258,000
21,096	Macerich Co. (a)			189,231
29,775	Office Properties Income Trust (a)			773,257
20,000	Sabra Health Care REIT, Inc. (a)			288,600
47,136	Two Harbors Investment Corp. (a)			237,565
5,000	Ventas, Inc. (a)			183,100
40,000	VEREIT, Inc. (a)			257,200
169,400	Washington Prime Group, Inc. (a)(b)			142,432
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,669,336)			2,329,385

	LIMITED PARTNERSHIPS - 7.6%
	PIPELINES - 7.0%
156,363	Energy Transfer Equity LP (a)			1,113,305
30,000	Enterprise Products Partners LP (a)			545,100
				1,658,405
	REAL ESTATE - 0.6%
15,000	Brookfield Property Partners LP (a)			148,350

	TOTAL LIMITED PARTNERSHIPS (Cost $4,583,789)			1,806,755

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS - 8.9%
	ELECTRIC - 3.5%
5,000	Pacific Gas & Electric Co. (a)	4.3600	Perpetual	127,525
6,000	Pacific Gas & Electric Co. (a)	4.5000	Perpetual	149,400
2,000	Pacific Gas & Electric Co. (a)	4.8000	Perpetual	48,980
16,000	Pacific Gas & Electric Co. (a)	5.0000	Perpetual	406,240
3,000	Pacific Gas & Electric Co. (a)	5.5000	Perpetual	82,065
				814,210
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS - 8.9% (Continued)
	PIPELINES - 2.5%
1,000	DCP Midstream LP, Quarterly US LIBOR +4.88% (a)**	7.9500	Perpetual	$ 17,100
15,000	Energy Transfer Partners LP, Quarterly US LIBOR +4.74% (a)**	7.6250	Perpetual	291,900
15,000	NuStar Energy LP, Quarterly US LIBOR +6.88% (a)**	9.0000	Perpetual	273,150
				582,150
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.5%
16,350	Two Harbors Investment Corp. (a)	7.7500	Perpetual	363,788

	TRANSPORTATION - 1.4%
15,000	Atlas Corp. (a)	8.2500	Perpetual	339,450

	TOTAL PREFERRED STOCKS (Cost $2,130,866)			2,099,598

Contracts***		Counterparty	Notional Value at June 30, 2020
	SCHEDULE OF CALL OPTIONS PURCHASED - 1.0% *
300	American International Group I
	Expiration September 2020, Exercise Price $33.00	Interactive Brokers	$ 990,000	66,000
169	Capital One Financial Corp.
	Expiration September 2020, Exercise Price $70.00	Interactive Brokers	1,183,000	57,460
50	Citigroup, Inc.
	Expiration September 2020, Exercise Price $52.50	Interactive Brokers	262,500	18,450
1,250	Ford Motor Co.
	Expiration September 2020, Exercise Price $36.00	Interactive Brokers	4,500,000	91,250
	TOTAL CALL OPTIONS PURCHASED (Cost $365,130)			233,160

	SCHEDULE OF PUT OPTIONS PURCHASED - 1.4% *
20	Danaher Corp.
	Expiration September 2020, Exercise Price $175.00	Interactive Brokers	350,000	17,600
25	Home Depot, Inc.
	Expiration September 2020, Exercise Price $250.00	Interactive Brokers	625,000	35,725
360	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration September 2020, Exercise Price $36.00	Interactive Brokers	1,296,000	270,000
	TOTAL PUT OPTIONS PURCHASED (Cost $325,327)			323,325

Shares
	SHORT-TERM INVESTMENTS - 0.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.9%
206,957	Mount Vernon Liquid Assets Portfolio, LLC, 0.33% ****(e)			206,957
	TOTAL SHORT-TERM INVESTMENTS (Cost $206,957)			206,957

	TOTAL INVESTMENTS IN LONG SECURITIES - 137.5% (Cost $53,949,605)			$ 32,486,676
	TOTAL CALL OPTIONS WRITTEN - (18.1) % (Premiums Received $2,372,963)			(4,275,825)
	TOTAL PUT OPTIONS WRITTEN - (4.8) % (Premiums Received $1,779,181)			(1,129,970)
	TOTAL SECURITIES SOLD SHORT - (17.1) % (Proceeds $2,455,391)			(4,031,397)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%			582,903
	TOTAL NET ASSETS - 100.0%			$ 23,632,387

Contracts***		Counterparty	Notional Value at June 30, 2020	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (18.1) % *
600	American International Group I
	Expiration September 2020, Exercise Price $38.00	Interactive Brokers	$ 2,280,000	$ 51,900
200	Barclays PLC
	Expiration September 2020, Exercise Price $5.00	Interactive Brokers	100,000	19,000
25	Beyond Meat, Inc.
	Expiration August 2020, Exercise Price $160.00	Interactive Brokers	400,000	18,550
338	Capital One Financial Corp.
	Expiration September 2020, Exercise Price $80.00	Interactive Brokers	2,704,000	42,250
100	Cardinal Health, Inc.
	Expiration September 2020, Exercise Price $47.50	Interactive Brokers	475,000	67,000
100	Citigroup, Inc.
	Expiration September 2020, Exercise Price $60.00	Interactive Brokers	600,000	13,600
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Contracts***		Counterparty	Notional Value at June 30, 2020	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (18.1) % * (Continued)
100	CVS Health Corp.
	Expiration August 2020, Exercise Price $75.00	Interactive Brokers	$ 750,000	$ 3,100
500	Fluor Corp.
	Expiration August 2020, Exercise Price $17.50	Interactive Brokers	875,000	11,000
2,500	Ford Motor Co.
	Expiration September 2020, Exercise Price $7.00	Interactive Brokers	1,750,000	80,000
400	Invesco QQQ Trust Series 1
	Expiration September 2020, Exercise Price $220.00	Interactive Brokers	8,800,000	1,238,000
50	Oshkosh Corp.
	Expiration July 2020, Exercise Price $80.00	Interactive Brokers	400,000	2,700
50	SPDR S&P 500 ETF Trust
	Expiration September 2020, Exercise Price $290.00	Interactive Brokers	1,450,000	142,550
100	SPDR S&P 500 ETF Trust
	Expiration September 2020, Exercise Price $300.00	Interactive Brokers	3,000,000	201,800
15	Tesla, Inc.
	Expiration January 2021, Exercise Price $250.00	Interactive Brokers	375,000	1,250,025
15	Tesla, Inc.
	Expiration January 2021, Exercise Price $300.00	Interactive Brokers	450,000	1,134,000
50	Triton International Ltd.
	Expiration July 2020, Exercise Price $35.00	Interactive Brokers	175,000	350
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $2,372,963)			$ 4,275,825

	SCHEDULE OF PUT OPTIONS WRITTEN - (4.8) % *
95	Ally Financial, Inc.
	Expiration September 2020, Exercise Price $25.00	Interactive Brokers	237,500	60,800
10	Biogen, Inc.
	Expiration July 2020, Exercise Price $275.00	Interactive Brokers	275,000	17,680
40	Danaher Corp.
	Expiration September 2020, Exercise Price $160.00	Interactive Brokers	640,000	19,200
25	Home Depot, Inc.
	Expiration September 2020, Exercise Price $210.00	Interactive Brokers	525,000	11,500
50	Home Depot, Inc.
	Expiration September 2020, Exercise Price $230.00	Interactive Brokers	1,150,000	41,750
50	Intel Corp.
	Expiration August 2020, Exercise Price $55.00	Interactive Brokers	275,000	7,800
800	Invesco QQQ Trust, Series 1
	Expiration September 2020, Exercise Price $220.00	Interactive Brokers	17,600,000	433,600
100	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration July 2020, Exercise Price $25.00	Interactive Brokers	250,000	500
720	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration September 2020, Exercise Price $30.00	Interactive Brokers	2,160,000	293,040
100	Pinterest, Inc.
	Expiration August 2020, Exercise Price $17.00	Interactive Brokers	170,000	5,900
100	Pinterest, Inc.
	Expiration August 2020, Exercise Price $18.00	Interactive Brokers	180,000	8,000
50	SPDR S&P 500 ETF Trust
	Expiration September 2020, Exercise Price $290.00	Interactive Brokers	1,450,000	46,350
100	SPDR S&P 500 ETF Trust
	Expiration September 2020, Exercise Price $300.00	Interactive Brokers	3,000,000	123,400
15	Tesla, Inc.
	Expiration January 2021, Exercise Price $250.00	Interactive Brokers	375,000	9,000
100	Twitter, Inc.
	Expiration September 2020, Exercise Price $28.00	Interactive Brokers	280,000	22,700
100	ViaSat, Inc.
	Expiration September 2020, Exercise Price $35.00	Interactive Brokers	350,000	28,750
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $1,779,181)			$ 1,129,970

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Shares				Fair Value
	SECURITIES SOLD SHORT - (17.1) %
	COMMON STOCKS - (11.0) %
2,000	Danaher Corp.			$ 353,660
2,500	Home Depot, Inc.			626,275
1,500	Tesla, Inc. *			1,619,715
				2,599,650
	CLOSED-END FUND - (0.9) %
29,723	Stone Harbor Emerging Markets Income Fund			209,547

	EXCHANGE TRADED NOTE - (5.2) %
36,000	iPath Series B S&P 500 VIX Short-Term Futures ETN *			1,222,200

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,455,391)			$ 4,031,397

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.69% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(a) All or a portion of the security is segregated as collateral for call options written.
# Security in default.
~ Illiquid security. Total Value of all such securities as of June 30, 2020 amounted to $46,813 and represented 0.20% of Total Net Assets.
* Non-Income producing security.
(b) All or a portion of the security is out on loan at June 30, 2020. Total loaned securities had a market value of $197,800 at June 30, 2020.
(c) Subject to call options written.
(d) Subject to put options written.
** Variable Rate as of June 30, 2020.
*** One contract is equivalent to 100 shares of common stock.
**** Interest rate reflects seven-day effective yield on June 30, 2020.
(e) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2020. Total collateral had a market value of $206,957 at June 30, 2020.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Principal		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 8.3%
	RETAIL - 4.0%
$ 200,000	GameStop Corp. ^(a)	6.7500	3/15/2021	$ 159,625
524,000	Men's Wearhouse, Inc. (a)	7.0000	7/1/2022	80,442
200,000	Neiman Marcus Group LLC #~	7.1250	6/1/2028	17,000
				257,067
	TELECOMMUNICATIONS - 4.3%
300,000	Frontier Communications Corp. (a)#	10.5000	9/15/2022	104,555
300,000	Intelsat Jackson Holdings SA (a)#	5.5000	8/1/2023	171,757
				276,312
	TOTAL BONDS (Cost $1,229,266)			533,379

	MUNICIPAL BONDS - 18.4%
	PUERTO RICO - 18.4%
320,000	Commonwealth of Puerto Rico (a)#	4.7500	7/1/2020	212,800
150,000	Commonwealth of Puerto Rico (a)#	5.0000	7/1/2035	105,375
50,000	Commonwealth of Puerto Rico #	5.7500	7/1/2023	35,250
25,000	Puerto Rico Electric Power Authority	4.2500	7/1/2020	17,188
55,000	Puerto Rico Electric Power Authority (a)#	4.5000	7/1/2023	38,088
20,000	Puerto Rico Electric Power Authority #	4.6250	7/1/2030	13,850
110,000	Puerto Rico Electric Power Authority (a)#	4.7500	7/1/2026	76,175
45,000	Puerto Rico Electric Power Authority #	4.8000	7/1/2029	31,162
30,000	Puerto Rico Electric Power Authority #	4.8750	7/1/2027	20,775
25,000	Puerto Rico Electric Power Authority (a)~	5.0000	7/1/2019	17,312
30,000	Puerto Rico Electric Power Authority (a)#	5.0000	7/1/2027	20,925
35,000	Puerto Rico Electric Power Authority (a)#	5.0500	7/1/2042	24,412
45,000	Puerto Rico Public Buildings Authority #	5.1250	7/1/2025	34,762
115,000	Puerto Rico Public Buildings Authority #	5.1250	7/1/2026	88,838
85,000	Puerto Rico Public Buildings Authority #	5.5000	7/1/2023	66,194
140,000	Puerto Rico Public Buildings Authority (a)#	5.7500	7/1/2022	110,775
270,000	University of Puerto Rico (a)	5.0000	6/1/2021	266,625
	TOTAL MUNICIPAL BONDS (Cost $1,077,290)			1,180,506

Shares
	CLOSED-END FUNDS - 5.2%
10,000	Ares Dynamic Credit Allocation Fund, Inc.			119,300
25,000	Morgan Stanley Emerging Markets Debt Fund, Inc. (a)			212,250
	TOTAL CLOSED-END FUNDS (Cost $364,627)			331,550

	COMMON STOCKS - 41.3%
	AGRICULTURE - 0.5%
2,500	Andersons, Inc. (a)			34,400

	AUTO MANUFACTURERS - 2.3%
14,000	Wabash National Corp. (a)			148,680

	AUTO PARTS & EQUIPMENT - 1.5%
12,600	American Axle & Manufacturing Holdings, Inc. (a)*			95,760

	BUSINESS DEVELOPMENT COMPANIES - 0.5%
3,333	Apollo Investment Corp. (a)			31,897

	CHEMICALS - 1.8%
10,000	Olin Corp. (a)			114,900

	COMMERCIAL SERVICES - 3.1%
5,000	Kelly Services, Inc. (b)			79,075
15,000	Textainer Group Holdings Ltd. *(b)			122,700
				201,775
	DISTRIBUTION/WHOLESALE - 2.4%
5,000	Triton International Ltd. (a)(b)(c)			151,200

	DIVERSIFIED FINANCIAL SERVICES - 0.0%
16	Ashford, Inc. (a)*			162

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Shares				Fair Value
	COMMON STOCKS - 41.3% (Continued)
	ELECTRONICS - 0.5%
5,000	Celestica, Inc. *			$ 34,150

	ENERGY-ALTERNATE SOURCES - 1.3%
7,000	FutureFuel Corp. (a)			83,650

	ENGINEERING & CONSTRUCTION - 1.9%
10,000	Fluor Corp. (a)			120,800

	HEALTHCARE-SERVICES - 2.5%
25,000	Brookdale Senior Living, Inc. (a)*			73,750
5,000	MEDNAX, Inc. (a)*			85,500
				159,250
	HOUSEWARES - 0.7%
9,700	Tupperware Brands Corp. (a)			46,075

	LEISURE TIME - 2.1%
5,000	Camping World Holdings, Inc. (a)			135,800

	MEDIA - 0.5%
27,000	Salem Media Group, Inc. (a)			30,510

	MINING - 2.3%
3,000	Compass Minerals International, Inc. (a)			146,250

	MISCELLANEOUS MANUFACTURING - 3.0%
2,500	Sturm Ruger & Co., Inc. (a)(b)(c)			190,000

	OIL & GAS - 0.6%
1,950	CVR Energy, Inc. (a)			39,214
1	Obsidian Energy Ltd. (a)*			1
				39,215
	REAL ESTATE - 1.7%
49,900	Xinyuan Real Estate Co. Ltd. - ADR (a)			109,281

	RETAIL - 7.4%
5,000	Big Lots, Inc. (a)			210,000
6,000	Cheesecake Factory, Inc. (a)			137,520
100	Cracker Barrel Old Country Store, Inc. (a)			11,091
2,000	Foot Locker, Inc. (a)			58,320
10,000	GameStop Corp. (a)*			43,400
10,000	Tile Shop Holdings, Inc. (a)			13,000
				473,331
	SEMICONDUCTORS - 3.8%
5,000	Silicon Motion Technology Corp. (a)(b)			243,850

	SOFTWARE - 0.9%
1,000	Blackbaud, Inc.			57,080

	TOTAL COMMON STOCKS (Cost $4,074,330)			2,648,016

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.7%
3,000	Ares Commercial Real Estate Corp. (a)			27,360
10,000	Ashford Hospitality Trust, Inc. (a)			7,226
12,500	CoreCivic, Inc. (a)			117,000
5,693	Great Ajax Corp. (a)			52,376
6,250	Office Properties Income Trust (a)			162,313
15,000	Two Harbors Investment Corp. (a)			75,600
60,000	Washington Prime Group, Inc. (a)			50,448
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,719,153)			492,323

	LIMITED PARTNERSHIPS - 2.7%
	OIL & GAS SERVICES - 0.2%
15,000	CSI Compressco LP (a)			11,118

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Shares				Fair Value
	LIMITED PARTNERSHIPS - 2.7% (Continued)
	PIPELINES - 1.8%
5,000	Holly Energy Partners LP (a)			$ 72,950
12,500	Martin Midstream Partners LP (a)			14,875
2,000	NuStar Energy LP (a)			28,560
				116,385
	REAL ESTATE - 0.7%
5,000	Brookfield Property Partners LP (a)			49,450

	TOTAL LIMITED PARTNERSHIPS (Cost $1,089,610)			176,953

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS - 17.3%
	INSURANCE - 4.0%
5,000	Maiden Holdings Ltd. (a)	6.6250	6/14/2046	96,250
5,000	Maiden Holdings Ltd. (a)	6.7000	Perpetual	48,650
5,000	Maiden Holdings Ltd. (a)	7.7500	12/1/2043	110,500
				255,400
	PIPELINES - 2.5%
10,000	NuStar Energy LP, Quarterly US LIBOR +5.64% (a)**	7.6250	Perpetual	162,200

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.3%
3,600	Invesco Mortgage Capital, Inc. (a)	7.7500	Perpetual	78,552
5,000	Pennsylvania Real Estate Investment Trust (a)	7.2000	Perpetual	39,100
3,573	Pennsylvania Real Estate Investment Trust (a)	7.3750	Perpetual	32,728
5,000	Two Harbors Investment Corp. (a)	7.5000	Perpetual	105,250
5,000	Two Harbors Investment Corp. (a)	7.7500	Perpetual	111,250
5,000	Washington Prime Group, Inc. (a)	6.8750	Perpetual	49,450
5,000	Washington Prime Group, Inc. (a)	7.5000	Perpetual	50,050
				466,380
	TRANSPORTATION - 3.5%
3,048	Atlas Corp. (a)	7.9500	Perpetual	64,709
3,000	Atlas Corp. (a)	8.2500	Perpetual	67,890
4,000	Costamare, Inc. (a)	8.8750	Perpetual	93,560
				226,159
	TOTAL PREFERRED STOCKS (Cost $1,455,447)			1,110,139

Contracts***		Counterparty	Notional Value at June 30, 2020
	SCHEDULE OF CALL OPTION PURCHASED - 0.8% *
100	Duluth Holdings, Inc.
	Expiration August 2020, Exercise Price $2.50	Interactive Brokers	$ 25,000	51,500
	TOTAL CALL OPTION PURCHASED (Cost $15,488)			51,500

	TOTAL INVESTMENTS IN LONG SECURITIES - 101.7% (Cost $11,025,211)			$ 6,524,366
	TOTAL CALL OPTIONS WRITTEN - (9.1) % (Premiums Received $392,805)			(584,600)
	TOTAL PUT OPTIONS WRITTEN - (1.8) % (Premiums Received $252,946)			(115,313)
	TOTAL SECURITIES SOLD SHORT - (15.5) % (Proceeds $796,611)			(995,840)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.7%			1,583,685
	TOTAL NET ASSETS - 100.0%			$ 6,412,298

Contracts***		Counterparty	Notional Value at June 30, 2020	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (9.1) % *
100	Duluth Holdings, Inc.
	Expiration August 2020, Exercise Price $5.00	Interactive Brokers	$ 50,000	$ 26,500
100	Invesco QQQ Trust Series 1
	Expiration September 2020, Exercise Price $220.00	Interactive Brokers	2,200,000	309,500
50	iShares Russell 2000 ETF
	Expiration August 2020, Exercise Price $125.00	Interactive Brokers	625,000	101,250
50	iShares Russell 2000 ETF
	Expiration September 2020, Exercise Price $135.00	Interactive Brokers	675,000	70,300
50	Kelly Services, Inc.
	Expiration August 2020, Exercise Price $17.50	Interactive Brokers	87,500	3,250
20	Silicon Motion Technology Corp.
	Expiration September 2020, Exercise Price $50.00	Interactive Brokers	100,000	5,950
25	Sturm Ruger & Co., Inc.
	Expiration July 2020, Exercise Price $50.00	Interactive Brokers	125,000	64,125
Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Contracts***		Counterparty	Notional Value at June 30, 2020	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (9.1) % * (Continued)
150	Textainer Group Holdings Ltd.
	Expiration August 2020, Exercise Price $10.00	Interactive Brokers	$ 150,000	$ 3,375
50	Triton International Ltd.
	Expiration July 2020, Exercise Price $35.00	Interactive Brokers	175,000	350
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $392,805)			$ 584,600

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.8) % *
100	Invesco QQQ Trust, Series 1
	Expiration September 2020, Exercise Price $220.00	Interactive Brokers	2,200,000	54,200
50	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration July 2020, Exercise Price $25.00	Interactive Brokers	125,000	250
50	iShares Russell 2000 ETF
	Expiration August 2020, Exercise Price $125.00	Interactive Brokers	625,000	12,650
25	iShares Russell 2000 ETF
	Expiration September 2020, Exercise Price $125.00	Interactive Brokers	312,500	9,600
50	iShares Russell 2000 ETF
	Expiration September 2020, Exercise Price $135.00	Interactive Brokers	675,000	31,350
25	LGI Homes, Inc.
	Expiration August 2020, Exercise Price $70.00	Interactive Brokers	175,000	6,313
25	Sturm Ruger & Co., Inc.
	Expiration July 2020, Exercise Price $47.50	Interactive Brokers	118,750	750
10	Triton International Ltd.
	Expiration July 2020, Exercise Price $25.00	Interactive Brokers	25,000	200
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $252,946)			$ 115,313

Shares
	SECURITIES SOLD SHORT - (15.5) %
	CLOSED-END FUND - (0.4) %
3,800	Stone Harbor Emerging Markets Income Fund			26,790

	EXCHANGE TRADED FUND - (5.6) %
2,500	iShares Russell 2000 ETF			357,950

	EXCHANGE TRADED NOTE - (9.5) %
18,000	iPath Series B S&P 500 VIX Short-Term Futures ETN *			611,100

	TOTAL SECURITIES SOLD SHORT (Proceeds $796,611)			$ 995,840

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.49% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(a) All or a portion of the security is segregated as collateral for call options written.
# Security in default.
~ Illiquid security. Total Value of all such securities as of June 30, 2020 amounted to $34,312 and represented 0.54% of Total Net Assets.
* Non-Income producing security
(b) Subject to call options written.
(c) Subject to put options written.
** Variable Rate as of June 30, 2020.
*** One contract is equivalent to 100 shares of common stock.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 1,122,826	$ -	$ 1,122,826
Municipal Bonds	-	3,457,653	-	3,457,653
Closed-End Funds	2,327,132	-	-	2,327,132
Common Stocks	18,579,885	-	-	18,579,885
Real Estate Investment Trusts	2,329,385	-	-	2,329,385
Limited Partnerships	1,806,755	-	-	1,806,755
Preferred Stocks	2,099,598	-	-	2,099,598
Call Options Purchased	233,160	-	-	233,160
Put Options Purchased	323,325	-	-	323,325
Investment Purchased as Securities Lending Collateral (b)	-	-	-	206,957
Total	$ 27,699,240	$ 4,580,479	$ -	$ 32,486,676
Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Camelot Premium Return Fund
Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$ (4,137,925)	$ (137,900)	$ -	$ (4,275,825)
Put Options Written	(1,040,420)	(89,550)	-	(1,129,970)
Securities Sold Short	(4,031,397)	-	-	(4,031,397)
Total	$ (9,209,742)	$ (227,450)	$ -	$ (9,437,192)

Camelot Excalibur Small Cap Income Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$ -	$ 533,379	$ -	$ 533,379
Municipal Bonds	-	1,180,506	-	1,180,506
Closed-End Funds	331,550	-	-	331,550
Common Stocks	2,648,016	-	-	2,648,016
Real Estate Investment Trusts	492,323	-	-	492,323
Limited Partnerships	176,953	-	-	176,953
Preferred Stocks	1,110,139	-	-	1,110,139
Call Option Purchased	51,500	-	-	51,500
Total	$ 4,810,481	$ 1,713,885	$ -	$ 6,524,366

Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$ (484,650)	$ (99,950)	$ -	$ (584,600)
Put Options Written	(108,250)	(7,063)	-	(115,313)
Securities Sold Short	(995,840)	-	-	(995,840)
Total	$ (1,588,740)	$ (107,013)	$ -	$ (1,695,753)

(a) As of and during the period ended June 30, 2020, the Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

Option Risk – There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

As of June 30, 2020, the amount of unrealized depreciation on option contracts purchased subject to equity price risk amounted to $133,972 for the Camelot Premium Return Fund and unrealized appreciation on option contracts purchased subject to equity price risk amounted to $36,012 for the Camelot Excalibur Small Cap Income Fund. The amount of unrealized depreciation on option contracts written subject to equity price risk amounted to $1,253,652 and $54,161 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of June 30, 2020, the amount of realized loss on option contracts purchased subject to equity price risk amounted to $28 and $1,017,259 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The amount of realized gain on option contracts written subject to equity price risk amounted to $884,232 and $1,237,218 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Camelot Premium Return Fund	$ 46,794,030	$ 2,707,104	$ (26,451,650)	$ (23,744,546)
Camelot Excalibur Small Cap Income Fund	9,226,159	996,277	(5,393,823)	(4,397,546)